BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified intangible assets, customer relationship and its estimated useful lives (Details) - 6 months ended Dec. 31, 2021 - Future Gas Station (Beijing) Technology, Ltd
	CNY (¥)	USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets - customer relationship	¥ 7,000,000	$ 1,100,383
Less: accumulated amortization	(700,000)	(110,038)
Total intangible assets, net as of June 30,2021	¥ 6,300,000	$ 990,345
Average Useful Life (in Years)	10 years